ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Accounts receivables	¥ 6,773,694,402		¥ 5,130,289,380
Allowance for doubtful accounts	(303,174,634)		(376,574,061)		¥ (410,407,682)	¥ (335,713,383)
Accounts receivable, net	6,470,519,768	$ 954,452,490	¥ 4,753,715,319
Amount of accounts receivable pledged as collateral for borrowings	¥ 175,000,000			$ 0